                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

EATON VANCE
SMALL-CAP
GROWTH
FUND

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

    For more information about Eaton Vance's privacy policies, call:
    1-800-262-1122.

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SMALL-CAP GROWTH FUND as of June 30, 2004
INVESTMENT UPDATE

[PHOTO OF TONI SHIMURA]

Toni Shimura
Portfolio Manager

INVESTMENT ENVIRONMENT

- The turnaround in global stock markets that began in the spring of 2003 continued through most of the six-month period ended June 30, 2004. Continuing signs of an improving economy helped the markets early in the year but were later offset by rising energy prices, geopolitical uncertainties, and concerns about the Federal Reserve's need to increase interest rates.

- Small-cap stocks generally outperformed their large-cap counterparts during the six-months ended June 30, 2004. The Russell 2000 Growth Index and Standard & Poor's SmallCap 600 Index - two widely recognized, unmanaged indices of small-capitalization stocks - had total returns of 5.68% and 10.05%, respectively.(1)

THE FUND

    PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -2.38% during the six months ended June 30, 2004.(2) This return resulted from a decrease in net asset value (NAV) per share to $11.91 on June 30, 2004 from $12.20 on December 31, 2003.

- The Fund's Class B shares had a total return of -2.78% during the six months ended June 30, 2004.(2) This return resulted from a decrease in NAV per share to $9.80 on June 30, 2004 from $10.08 on December 31, 2003.

- The Fund's Class C shares had a total return of -2.65% during the six months ended June 30, 2004.(2) This return resulted from a decrease in NAV per share to $9.54 on June 30, 2004 from $9.80 on December 31, 2003.

    MANAGEMENT DISCUSSION

- During the six months ended June 30, 2004, the Portfolio emphasized companies that management believes can deliver strong revenue and earnings growth from innovative products and services addressing large unmet needs. The Portfolio's largest weightings at June 30, 2004 were in medical products, retail, drugs, health services and oil and gas exploration and production.

- Management reduced the Portfolio's semiconductor exposure amid rising inventories, and eliminated radio and television broadcasting stocks, since advertising revenues remained weak. The Portfolio added transportation and commercial services stocks, which historically have fared well later in the economic cycle.

- The Portfolio's strongest performers included energy-related stocks. Energy prices moved higher in response to an expanding global economy, surging demand from China and the continuing threat of a disruption in Middle East oil supplies. Exploration and production companies with ample reserves benefited from record energy prices. Merger activity within the sector helped two of the Portfolio's energy holdings. Companies in fast growing niche markets, such as flat panel TVs and private student loans, also added to performance.

- The Portfolio's underperformance relative to its bench-mark during the six-month period was due primarily to an underweighting in the telecommunications and networking sectors, especially wireless and wireline infrastructure companies. Capital spending, which we believed companies would continue to defer, was higher than expected in the first half.

- Leisure stocks - especially TV and radio broadcasting companies - also hurt performance. Entering 2004, we believed that these companies would benefit from increased advertising as the economy improved. However, TV and radio advertising remained sluggish as the Internet and cable continued to gain share.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of June 30, 2004

PERFORMANCE(3)                      CLASS A           CLASS B           CLASS C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                              14.08%            13.16%            13.30%
Five Years                             3.36              N.A.              N.A.
Life of Fund+                          8.80             -0.94             -2.15

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                               7.49%             8.16%            12.30%
Five Years                             2.15              N.A.              N.A.
Life of Fund+                          7.94             -2.80             -2.15

+ Inception dates: Class A: 1/2/97; Class B: 5/7/02; Class C: 5/3/02

(1)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. IF SALES CHARGES WERE REFLECTED, PERFORMANCE WOULD BE LOWER.

(3) SEC AVERAGE ANNUAL RETURNS FOR CLASS A REFLECT A 5.75% SALES CHARGE; FOR CLASS B, RETURNS REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE:
     5%-1ST AND 2ND YEARS; 4%-3RD YEAR; 3%-4TH YEAR; 2%-5TH YEAR; 1%-6TH YEAR. 1-YEAR SEC RETURN FOR CLASS C SHARES INCLUDES A 1% CDSC.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE SMALL-CAP GROWTH FUND as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investment in Small-Cap Growth Portfolio, at value
   (identified cost, $12,981,995)                                 $   14,730,685
Receivable for Fund shares sold                                           15,411
Receivable from the Administrator                                         18,243
Prepaid expenses                                                           3,523
--------------------------------------------------------------------------------
TOTAL ASSETS                                                      $   14,767,862
--------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                  $       23,992
Payable to affiliate for distribution and service fees                       419
Payable to affiliate for Trustees' fees                                        8
Accrued expenses                                                          21,299
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 $       45,718
--------------------------------------------------------------------------------
NET ASSETS                                                        $   14,722,144
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                   $   16,743,622
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                      (3,617,281)
Accumulated net investment loss                                         (152,887)
Net unrealized appreciation from Portfolio (computed on the
   basis of identified cost)                                           1,748,690
--------------------------------------------------------------------------------
TOTAL                                                             $   14,722,144
--------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                        $    9,890,455
SHARES OUTSTANDING                                                       830,388
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
      outstanding)                                                $        11.91
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $11.91)                               $        12.64
--------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                        $    2,311,826
SHARES OUTSTANDING                                                       235,829
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest
       outstanding)                                               $         9.80
--------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                        $    2,519,863
SHARES OUTSTANDING                                                       264,275
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest
       outstanding)                                               $         9.54
--------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $194)   $       12,713
Interest allocated from Portfolio                                          3,061
Expenses allocated from Portfolio                                        (88,735)
--------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                $      (72,961)
--------------------------------------------------------------------------------

EXPENSES

Administration fee                                                $       11,125
Trustees' fees and expenses                                                   80
Distribution and service fees
   Class A                                                                12,783
   Class B                                                                12,152
   Class C                                                                12,094
Transfer and dividend disbursing agent fees                               18,962
Legal and accounting services                                             16,986
Registration fees                                                         11,392
Custodian fee                                                              6,000
Printing and postage                                                       4,080
Miscellaneous                                                              3,640
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                    $      109,294
--------------------------------------------------------------------------------
Deduct --
   Preliminary waiver and reimbursement of expenses by the
      Administrator                                               $       29,368
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                          $       29,368
--------------------------------------------------------------------------------

NET EXPENSES                                                      $       79,926
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                               $     (152,887)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                $      422,854
   Foreign currency transactions                                            (226)
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                 $      422,628
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                            $     (688,850)
   Foreign currency                                                          (27)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              $     (688,877)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                  $     (266,249)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                        $     (419,136)
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                    JUNE 30, 2004       YEAR ENDED
                                                                    (UNAUDITED)         DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment loss                                              $       (152,887)   $        (248,855)
   Net realized gain from investments
      and foreign currency transactions                                      422,628            1,563,066
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                                                  (688,877)           2,099,676
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  $       (419,136)   $       3,413,887
---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                       $      1,472,795    $       3,873,507
      Class B                                                                592,890            1,972,244
      Class C                                                                705,210            1,201,395
   Cost of shares redeemed
      Class A                                                             (2,452,950)          (4,922,706)
      Class B                                                               (605,641)            (261,696)
      Class C                                                               (350,459)            (501,165)
   Net asset value of shares exchanged
      Class A                                                                 38,246                   --
      Class B                                                                (38,246)                  --
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                          $       (638,155)   $       1,361,579
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                               $     (1,057,291)   $       4,775,466
---------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                              $     15,779,435    $      11,003,969
---------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                    $     14,722,144    $      15,779,435
---------------------------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS

AT END OF PERIOD                                                    $       (152,887)   $              --
---------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                      CLASS A
                                               -----------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004         -------------------------------------------------------------
                                               (UNAUDITED)(1)         2003(1)      2002(1)     2001(1)     2000(1)         1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $         12.200      $   9.370    $  14.180   $  18.700   $  22.630     $   12.440
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                   $         (0.106)     $  (0.187)   $  (0.189)  $  (0.192)  $  (0.303)    $    0.034
Net realized and unrealized gain (loss)                  (0.184)         3.017       (4.621)     (4.328)      1.781(2)      13.149
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS            $         (0.290)     $   2.830    $  (4.810)  $  (4.520)  $   1.478     $   13.183
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                     $             --      $      --    $      --   $      --   $      --     $   (0.028)
From net realized gain                                       --             --           --          --      (5.408)        (2.965)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            $             --      $      --    $      --   $      --   $  (5.408)    $   (2.993)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD               $         11.910      $  12.200    $   9.370   $  14.180   $  18.700     $   22.630
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                           (2.38)%        30.20%      (33.92)%    (24.17)%      2.83%        109.14%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)      $          9,890      $  11,103    $   9,426   $   9,551   $   2,669     $      738
Ratios (As a percentage of average daily
   net assets):
   Net expenses(4)                                         2.00%(5)       2.00%        2.00%       1.70%       1.89%          0.23%
   Net expenses after custodian fee
      reduction(4)                                         2.00%(5)       2.00%        2.00%       1.70%       1.70%            --
   Net investment income (loss)                           (1.79)%(5)     (1.78)%      (1.74)%     (1.36)      (1.34)%         0.22%
Portfolio Turnover of the Portfolio                         156%           308%         225%        117%         89%*           --
Portfolio Turnover of the Fund(6)                            --             --           --          --          93%           149%
----------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, a waiver and/or reimbursement of expenses by the Administrator and/or an allocation of expenses to the Investment Adviser.
   Had such actions not been taken, net investment loss per share and the ratios would have been as follows:

Ratios (As a percentage of average daily net
   assets):
   Expenses(4)                                             2.39%(5)       2.81%        2.86%       2.76%       7.24%          7.79%
   Expenses after custodian fee reduction(4)               2.39%(5)       2.81%        2.86%       2.76%       7.05%          7.56%
   Net investment loss                                    (2.18)%(5)     (2.59)%      (2.60)%     (2.43)%     (6.69)%        (7.34)%
Net investment loss per share                  $         (0.129)     $  (0.272)   $  (0.282)  $  (0.342)  $  (1.510)    $   (1.094)
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because on timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses since May 1, 2000.
(5)  Annualized.
(6) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the start of business, May 1, 2000, to December 31, 2000.See notes to financial statements5Eaton Vance Small-Cap Growth Fund as of June 30, 2004

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                   CLASS B
                                                                -------------------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 2004          -------------------------
                                                                (UNAUDITED)(1)           2003(1)       2002(1)(2)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                          $         10.080        $    7.800     $   10.000
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                             $         (0.125)       $   (0.231)    $   (0.134)
Net realized and unrealized gain (loss)                                   (0.155)            2.511         (2.066)
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                             $         (0.280)       $    2.280     $   (2.200)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                $          9.800        $   10.080     $    7.800
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                            (2.78)%           29.23%        (22.00)%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                       $          2,312        $    2,439     $      459
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                          2.75%(5)          2.75%          2.75%(5)
   Net expenses after custodian fee reduction(4)                            2.75%(5)          2.75%          2.75%(5)
   Net investment loss                                                     (2.54)%(5)        (2.54)%        (2.56)%(5)
Portfolio Turnover of the Portfolio                                          156%              308%           225%
-----------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a waiver and/or reimbursement of expenses by the Administrator. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                              3.14%(5)          3.54%          4.10%(5)
   Expenses after custodian fee reduction(4)                                3.14%(5)          3.54%          4.10%(5)
   Net investment loss                                                     (2.93)%(5)        (3.33)%        (3.91)%(5)
Net investment loss per share                                   $         (0.144)       $   (0.303)    $   (0.205)
-----------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from commencement of offering of Class B shares, May 7, 2002 to December 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                   CLASS C
                                                                -------------------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 2004          -------------------------
                                                                (UNAUDITED)(1)           2003(1)       2002(1)(2)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                          $          9.800        $    7.590     $   10.000
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                             $         (0.121)       $   (0.218)    $   (0.129)
Net realized and unrealized gain (loss)                                   (0.139)            2.428         (2.281)
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                             $         (0.260)       $    2.210     $   (2.410)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                $          9.540        $    9.800     $    7.590
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                           (2.65)%            29.12%        (24.10)%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                       $          2,520        $    2,238     $    1,118
Ratios (As a percentage of average daily net assets):
        Net expenses(4)                                                     2.75%(5)          2.75%          2.75%(5)
        Net expenses after custodian fee reduction(4)                       2.75%(5)          2.75%          2.75%(5)
        Net investment loss                                                (2.54)%(5)        (2.53)%        (2.53)%(5)
Portfolio Turnover of the Portfolio                                          156%              308%           225%
-----------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a waiver and/or reimbursement of expenses by the Administrator. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                              3.14%(5)          3.55%          4.03%(5)
   Expenses after custodian fee reduction(4)                                3.14%(5)          3.55%          4.03%(5)
   Net investment loss                                                      2.93)%(5)        (3.33)%        (3.81)%(5)
Net investment loss per share                                   $         (0.140)       $   (0.287)    $   (0.194)
-----------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from commencement of offering of Class C shares, May 3, 2002 to December 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Small-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (54.2% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $4,011,598 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, ($471,139) and December 31, 2010, ($3,540,459). At December 31, 2003, the
   Fund did not have any undistributed ordinary income on a tax basis.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no balance credits for the six months ended June 30, 2004.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, and at least one distribution annually of all or substantially all of the net realized capital gains allocated to the Fund by the Portfolio, (reduced by any available capital loss carryforwards from prior years) if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2004       YEAR ENDED
   CLASS A                                    (UNAUDITED)         DECEMBER 31, 2003
   --------------------------------------------------------------------------------
   Sales                                                121,959             367,053
   Redemptions                                         (204,673)           (463,324)
   Exchange from Class B shares                           3,010                  --
   --------------------------------------------------------------------------------
   NET DECREASE                                         (79,704)            (96,271)
   --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2004       YEAR ENDED
   CLASS B                                    (UNAUDITED)         DECEMBER 31, 2003
   --------------------------------------------------------------------------------
   Sales                                                 60,018             211,954
   Redemptions                                          (62,513)            (28,898)
   Exchange to Class A shares                            (3,645)                 --
   --------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                               (6,140)            183,056
   --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2004       YEAR ENDED
   CLASS C                                    (UNAUDITED)         DECEMBER 31, 2003
   --------------------------------------------------------------------------------
   Sales                                                 72,705             138,956
   Redemptions                                          (36,660)            (58,100)
   --------------------------------------------------------------------------------
   NET INCREASE                                          36,045              80,856
   --------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) earns an administration fee as compensation for providing the Fund with administrative services. The fee is at an annual rate of 0.15% of the Fund's average daily net assets and amounted to $11,125 for the six months ended June 30, 2004, all of which was waived. For the fiscal year ending December 31, 2004, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 2.00% for Class A and 2.75% for Class B and C shares. Thereafter, the reimbursement may be terminated at any time. Pursuant to this agreement, EVM reimbursed $18,243 of the Fund's operating expenses for the six months ended June 30, 2004. The Portfolio has engaged Boston Management and Research
   (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of the services. For the six months ended June 30, 2004, EVM earned $1,861 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,719 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $9,114 and $9,071 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2004, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $83,000 and $124,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2004 amounted to $12,783, $3,038 and $3,023 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class B shares held for eight years (the "holding period") will automatically convert to the Fund's Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bear to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $1,000 and $0 of CDSC paid by shareholders for Class B shares and Class C shares, for the six months ended June 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $2,908,441 and $3,560,270, respectively, for the six months ended June 30, 2004.

SMALL-CAP GROWTH PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 98.3%

SECURITY                                                   SHARES        VALUE
------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.2%

Armor Holdings, Inc.(1)                                          6,500   $         221,000
Ceradyne, Inc.(1)                                                4,550             162,753
United Defense Industries, Inc.(1)                               5,800             203,000
------------------------------------------------------------------------------------------
                                                                         $         586,753
------------------------------------------------------------------------------------------

AIRLINES -- 1.2%

AirTran Holdings, Inc.(1)                                        6,750   $          95,445
EGL, Inc.(1)                                                     8,700             231,420
------------------------------------------------------------------------------------------
                                                                         $         326,865
------------------------------------------------------------------------------------------

APPAREL -- 0.5%

Quiksilver, Inc.(1)                                              5,600   $         133,336
------------------------------------------------------------------------------------------
                                                                         $         133,336
------------------------------------------------------------------------------------------

APPLIANCES -- 0.2%

Applica, Inc.(1)                                                 6,200   $          55,180
------------------------------------------------------------------------------------------
                                                                         $          55,180
------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.5%

Bandag, Inc.                                                     1,800   $          80,154
Jarden Corp.(1)                                                  4,000             143,960
Pep Boys - Manny, Moe & Jack (The)                               6,950             176,182
------------------------------------------------------------------------------------------
                                                                         $         400,296
------------------------------------------------------------------------------------------

BANKS -- 1.1%

Hanmi Financial Corp.                                            6,700   $         197,650
PrivateBancorp, Inc.                                             3,400              93,364
------------------------------------------------------------------------------------------
                                                                         $         291,014
------------------------------------------------------------------------------------------

BEVERAGES -- 1.1%

Cott Corp.(1)                                                    9,400   $         304,560
------------------------------------------------------------------------------------------
                                                                         $         304,560
------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 3.6%

Brink's Co. (The)                                                4,800   $         164,400
CheckFree Corp.(1)                                               4,000             120,000
Corporate Executive Board Co., (The)                             4,300             248,497
Corrections Corp. of America(1)                                  4,600             181,654
Dendrite International, Inc.(1)                                  5,400             100,332
Heidrick & Struggles International, Inc.(1)                      5,500   $         163,240
------------------------------------------------------------------------------------------
                                                                         $         978,123
------------------------------------------------------------------------------------------

CASINOS AND GAMING -- 3.4%

Ameristar Casinos, Inc.                                          3,900   $         130,962
Boyd Gaming Corp.                                                2,800              74,396
Scientific Games Corp.(1)                                        8,100             155,034
Shuffle Master, Inc.(1)                                          9,800             355,838
Station Casinos, Inc.                                            4,300             208,120
------------------------------------------------------------------------------------------
                                                                         $         924,350
------------------------------------------------------------------------------------------

CHEMICALS -- 0.5%

Cabot Corp.                                                      3,500   $         142,450
------------------------------------------------------------------------------------------
                                                                         $         142,450
------------------------------------------------------------------------------------------

COAL -- 1.4%

CONSOL Energy, Inc.                                              5,250   $         189,000
Massey Energy Co.                                                6,900             194,649
------------------------------------------------------------------------------------------
                                                                         $         383,649
------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 2.3%

Alliance Data Systems Corp.(1)                                   6,100   $         257,725
CoStar Group, Inc.(1)                                            1,556              71,467
Intersections, Inc.(1)                                          12,200             292,678
------------------------------------------------------------------------------------------
                                                                         $         621,870
------------------------------------------------------------------------------------------

COMPUTER EQUIPMENT -- 2.8%

PalmOne, Inc.(1)                                                18,500   $         643,245
Research in Motion Ltd.(1)                                       1,800             123,192
------------------------------------------------------------------------------------------
                                                                         $         766,437
------------------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 1.4%

Activision, Inc.(1)                                             14,000   $         222,600
Kronos, Inc.(1)                                                  3,800             156,560
------------------------------------------------------------------------------------------
                                                                         $         379,160
------------------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.8%

Alderwoods Group, Inc.(1)                                        5,000   $          61,000
Regis Corp.                                                      3,200             142,688
------------------------------------------------------------------------------------------
                                                                         $         203,688
------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                   SHARES        VALUE
------------------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.4%

SCP Pool Corp.                                                   2,300   $         103,500
------------------------------------------------------------------------------------------
                                                                         $         103,500
------------------------------------------------------------------------------------------

DRUGS -- 5.9%

AtheroGenics, Inc.(1)                                            4,300   $          81,829
Bone Care International, Inc.(1)                                 4,700             110,074
Elan Corp. PLC ADR(1)                                            6,700             165,758
EPIX Medical, Inc.(1)                                            9,300             196,230
Eyetech Pharmaceuticals, Inc.(1)                                 4,300             184,556
Idexx Laboratories, Inc.(1)                                      2,100             132,174
Immucor, Inc.(1)                                                 7,300             237,615
Nabi Biopharmaceuticals(1)                                      16,900             240,318
Perrigo Co.                                                      8,600             163,142
Pharmion Corp.(1)                                                  100               4,800
Salix Pharmaceuticals Ltd.(1)                                    2,300              75,785
------------------------------------------------------------------------------------------
                                                                         $       1,592,281
------------------------------------------------------------------------------------------

EDUCATIONAL SERVICES -- 3.2%

Blackboard, Inc.(1)                                              7,200   $         144,360
Career Education Corp.(1)                                        3,100             141,236
Laureate Education, Inc.(1)                                      5,300             202,672
Strayer Education, Inc.                                          2,100             234,297
Universal Technical Institute, Inc.(1)                           3,700             147,926
------------------------------------------------------------------------------------------
                                                                         $         870,491
------------------------------------------------------------------------------------------

ELECTRONICS - EQUIPMENT -- 2.0%

Ametek, Inc.                                                     3,600   $         111,240
Littelfuse, Inc.(1)                                              3,200             135,712
Rogers Corp.(1)                                                  2,100             146,790
Thomas and Betts Corp.                                           5,000             136,150
------------------------------------------------------------------------------------------
                                                                         $         529,892
------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.7%

Cyberoptics Corp.(1)                                             3,100   $          80,538
Woodward Governor Co.                                            1,400             100,954
------------------------------------------------------------------------------------------
                                                                         $         181,492
------------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.3%

Pixelworks, Inc.(1)                                              4,700   $          72,004
Silicon Image, Inc.(1)                                          17,700             232,401
Silicon Laboratories, Inc.(1)                                    1,200              55,620
------------------------------------------------------------------------------------------
                                                                         $         360,025
------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.7%

WMS Industries, Inc.(1)                                          6,100   $         181,780
------------------------------------------------------------------------------------------
                                                                         $         181,780
------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.5%

Euronet Worldwide, Inc.(1)                                       9,500   $         219,735
First Marblehead Corp., (The)(1)                                 5,000             201,300
------------------------------------------------------------------------------------------
                                                                         $         421,035
------------------------------------------------------------------------------------------

FOOD - WHOLESALE/DISTRIBUTION -- 0.7%

United Natural Foods, Inc.(1)                                    7,000   $         202,370
------------------------------------------------------------------------------------------
                                                                         $         202,370
------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.2%

Corn Products International, Inc.                                4,500   $         209,475
Pilgrim's Pride Corp.                                            8,800             254,672
Smithfield Foods, Inc.(1)                                        4,700             138,180
------------------------------------------------------------------------------------------
                                                                         $         602,327
------------------------------------------------------------------------------------------

HEALTH SERVICES -- 5.7%

Accredo Health, Inc.(1)                                          3,900   $         151,905
Covance, Inc.(1)                                                 9,100             351,078
LCA-Vision, Inc.(1)                                              5,700             166,041
LifePoint Hospitals, Inc.(1)                                     5,650             210,293
Sierra Health Services(1)                                        3,500             156,450
United Surgical Partners International, Inc.(1)                  5,650             223,006
VCA Antech, Inc.(1)                                              6,300             282,366
WellCare Health Plans, Inc.(1)                                     500               8,500
------------------------------------------------------------------------------------------
                                                                         $       1,549,639
------------------------------------------------------------------------------------------

HOTELS -- 0.8%

Choice Hotels International, Inc.                                4,600   $         230,736
------------------------------------------------------------------------------------------
                                                                         $         230,736
------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.3%

Chattem, Inc.(1)                                                 4,800   $         138,576
Design Within Reach, Inc.(1)                                     4,100              67,363
Rayovac Corp.(1)                                                 5,000             140,500
------------------------------------------------------------------------------------------
                                                                         $         346,439
------------------------------------------------------------------------------------------

INSURANCE -- 0.6%

Triad Guaranty, Inc.(1)                                          2,700   $         157,140
------------------------------------------------------------------------------------------
                                                                         $         157,140
------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                  SHARES         VALUE
------------------------------------------------------------------------------------------
INTERNET - SOFTWARE -- 2.8%

Akamai Technologies, Inc.(1)                                    23,900   $         429,005
eResearch Technology, Inc.(1)                                    4,050             113,400
F5 Networks, Inc.(1)                                             4,550             120,484
TIBCO Software, Inc.(1)                                         12,400             104,780
------------------------------------------------------------------------------------------
                                                                         $         767,669
------------------------------------------------------------------------------------------

INTERNET CONTENT - ENTERTAINMENT -- 1.3%

Ask Jeeves, Inc.(1)                                              6,700   $         261,501
CNET Networks, Inc.(1)                                           7,300              80,811
------------------------------------------------------------------------------------------
                                                                         $         342,312
------------------------------------------------------------------------------------------

INTERNET SERVICES -- 1.9%

Blue Nile, Inc.(1)                                               5,400   $         203,094
eCollege.com, Inc.(1)                                            2,900              46,400
Overstock.com, Inc.(1)                                           3,900             152,412
Websense, Inc.(1)                                                3,100             115,413
------------------------------------------------------------------------------------------
                                                                         $         517,319
------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.4%

Greenhill and Co., Inc.(1)                                       4,700   $          98,277
------------------------------------------------------------------------------------------
                                                                         $          98,277
------------------------------------------------------------------------------------------

MACHINERY -- 0.3%

IDEX Corp.                                                       2,700   $          92,745
------------------------------------------------------------------------------------------
                                                                         $          92,745
------------------------------------------------------------------------------------------

MANUFACTURING -- 0.5%

Fleetwood Enterprises, Inc.(1)                                   9,400   $         136,770
------------------------------------------------------------------------------------------
                                                                         $         136,770
------------------------------------------------------------------------------------------

MEDICAL - BIOMED/GENETICS -- 3.4%

ImClone Systems, Inc.(1)                                         4,300   $         368,897
Martek Biosciences, Corp.(1)                                     7,850             440,935
Serologicals Corp.(1)                                            5,900             117,941
------------------------------------------------------------------------------------------
                                                                         $         927,773
------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 10.4%

Abiomed, Inc.(1)                                                 7,800   $          98,124
Advanced Medical Optics, Inc.(1)                                 2,200              93,654
Align Technology, Inc.(1)                                        3,000              57,000
Aspect Medical Systems, Inc.(1)                                  9,600             177,312
Celgene Corp.(1)                                                 4,850   $         277,711
Cooper Cos., Inc.                                                2,300             145,291
Cytyc Corp.(1)                                                  11,000             279,070
Dade Behring Holdings, Inc.(1)                                   4,900             232,848
DENTSPLY International, Inc.                                     2,700             140,670
Given Imaging Ltd.(1)                                           11,100             393,051
Haemonetics Corp.(1)                                             6,100             180,865
Hologic, Inc.(1)                                                 5,100             118,575
Kyphon, Inc.(1)                                                 17,900             504,422
NuVasive, Inc.(1)                                                2,800              30,548
Wright Medical Group, Inc.(1)                                    3,100             110,360
------------------------------------------------------------------------------------------
                                                                         $       2,839,501
------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.3%

Simpson Manufacturing Co., Inc.                                  1,450   $          81,374
------------------------------------------------------------------------------------------
                                                                         $          81,374
------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 1.3%

Atwood Oceanics, Inc.(1)                                         2,400   $         100,200
CARBO Ceramics, Inc.                                             3,800             259,350
------------------------------------------------------------------------------------------
                                                                         $         359,550
------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 5.4%

Cabot Oil & Gas Corp.                                            2,400   $         101,520
Denbury Resources, Inc.(1)                                      11,700             245,115
Harvest Natural Resources, Inc.(1)                               7,400             110,334
Houston Exploration Co.(1)                                       1,800              93,312
Newfield Exploration Co.(1)                                      1,850             103,119
Quicksilver Resources, Inc.(1)                                   6,700             449,369
Swift Energy Co.(1)                                              6,300             138,978
Tesoro Petroleum Corp.(1)                                        2,900              80,040
Vintage Petroleum, Inc.                                          8,700             147,639
------------------------------------------------------------------------------------------
                                                                         $       1,469,426
------------------------------------------------------------------------------------------

RETAIL -- 7.2%

American Eagle Outfitters(1)                                     4,700   $         135,877
Cabela's, Inc., Class A(1)                                       9,100             245,245
Gander Mountain Co.(1)                                          10,200             234,090
Guitar Center, Inc.(1)                                           4,200             186,774
J. Jill Group, Inc.(1)                                           4,000              94,360
NBTY, Inc.(1)                                                    6,300             185,157
Nu Skin Enterprises, Inc. Class A                                5,500             139,260

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                   SHARES        VALUE
------------------------------------------------------------------------------------------
PETsMART, Inc.                                                   4,700   $         152,515
Polo Ralph Lauren Corp., Class A                                 3,000             103,350
Select Comfort Corp.(1)                                          7,600             215,840
Urban Outfitters, Inc.(1)                                        4,200             255,822
------------------------------------------------------------------------------------------
                                                                         $       1,948,290
------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 0.1%

Buffalo Wild Wings, Inc.(1)                                        800   $          22,120
------------------------------------------------------------------------------------------
                                                                         $          22,120
------------------------------------------------------------------------------------------

SOFTWARE SERVICES -- 3.0%

FileNET Corp.(1)                                                 3,300   $         104,181
Hyperion Solutions Corp.(1)                                      5,000             218,600
Paxar Corp.(1)                                                   6,600             128,832
Salesforce.com, Inc.(1)                                          6,200              99,634
Verint Systems, Inc.(1)                                          7,600             260,072
------------------------------------------------------------------------------------------
                                                                         $         811,319
------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT -- 3.8%

Alvarion Ltd.(1)                                                 7,800   $         103,584
American Tower Corp., Class A(1)                                15,800             240,160
Andrew Corp.(1)                                                 14,500             290,145
Rogers Wireless Communications, Inc., Class B(1)                 3,500              94,675
SpectraSite, Inc.(1)                                             3,100             133,982
Viasat, Inc.(1)                                                  7,000             174,650
------------------------------------------------------------------------------------------
                                                                         $       1,037,196
------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 2.1%

NII Holdings, Inc., Class B(1)                                  17,200   $         579,468
------------------------------------------------------------------------------------------
                                                                         $         579,468
------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.1%

Hub Group, Inc., Class A(1)                                      2,900   $          98,890
JB Hunt Transport Services, Inc.                                 2,900             111,882
Landstar System, Inc.(1)                                         2,700             142,749
Old Dominion Freight Line(1)                                     5,250             154,770
Overseas Shipholding Group                                       2,800             123,564
Teekay Shipping Corp.                                            2,600   $          97,188
UTI Worldwide, Inc.                                              2,300             121,187
------------------------------------------------------------------------------------------
                                                                         $         850,230
------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $23,602,280)                                         $      26,708,217
------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.6%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)     VALUE
------------------------------------------------------------------------------------------
Investors Bank & Trust Company
Time Deposit, 1.44%, 7/1/04                          $             436   $         436,000
------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $436,000)                                         $         436,000
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
   (IDENTIFIED COST $24,038,280)                                         $      27,144,217
------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.1%                                   $          37,980
------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                     $      27,182,197
------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)   Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $24,038,280)                     $    27,144,217
Receivable for investments sold                                                  508,861
Interest and dividends receivable                                                  3,336
Tax reclaim receivable                                                               238
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $    27,656,652
----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $       377,331
Payable to affiliate for Trustees' fees                                               15
Due to bank                                                                       71,869
Accrued expenses                                                                  25,240
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $       474,455
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $    27,182,197
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $    24,076,265
Net unrealized appreciation (computed on the basis of identified cost)         3,105,932
----------------------------------------------------------------------------------------
TOTAL                                                                    $    27,182,197
----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $354)                                   $        23,115
Interest                                                                           5,563
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $        28,678
----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $       103,106
Custodian fee                                                                     38,781
Legal and accounting services                                                     16,380
Miscellaneous                                                                      2,902
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $       161,169
----------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                            $            11
----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $            11
----------------------------------------------------------------------------------------

NET EXPENSES                                                             $       161,158
----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $      (132,480)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $       769,615
   Foreign currency transactions                                                    (411)
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $       769,204
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $    (1,241,895)
   Foreign currency                                                                  (50)
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    (1,241,945)
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                         $      (472,741)
----------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                               $      (605,221)
----------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
                                                JUNE 30, 2004       YEAR ENDED
                                                (UNAUDITED)         DECEMBER 31, 2003
-------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment loss                          $        (132,480)  $        (235,922)
   Net realized gain from investments
      and foreign currency transactions                   769,204           3,041,595
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                             (1,241,945)          3,620,155
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $        (605,221)  $       6,425,828
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $       4,502,167   $      10,063,797
   Withdrawals                                         (4,634,454)         (8,329,021)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                    $        (132,287)  $       1,734,776
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           $        (737,508)  $       8,160,604
-------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                          $      27,919,705   $      19,759,101
-------------------------------------------------------------------------------------
AT END OF PERIOD                                $      27,182,197   $      27,919,705
-------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA


                                                        SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004         -------------------------------------------------
                                                        (UNAUDITED)              2003         2002        2001        2000(1)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                     1.18%(2)        1.23%        1.18%        1.23%        2.22%(2)
   Net expenses after custodian fee reduction                       1.18%(2)        1.23%        1.18%        1.23%        2.07%(2)
   Net investment loss                                             (0.97)%(2)      (1.01)%      (0.91)%      (0.88)%      (1.58)%(2)
Portfolio Turnover                                                   156%            308%         225%         117%          89%
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                                      (1.97)%         31.20%      (33.36)%     (23.80)%         --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)               $         27,182      $   27,920   $   19,759   $   19,058   $    6,535
-------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio for the period ended December 31, 2000 reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                                                                                2.96%(2)
   Expenses after custodian fee reduction                                                                                  2.81%(2)
   Net investment loss                                                                                                    (2.32)%(2)
-------------------------------------------------------------------------------------------------------------------------------


(1) For the period from the start of business, May 1, 2000, to December 31, 2000.
(2) Annualized.
* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, the Eaton Vance Small-Cap Growth Fund held an approximate 54.2% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 31.2%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2004, the fee was equivalent to 0.75% (annualized) of the Portfolio's average daily net assets and amounted to $103,106. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $41,237,218 and $41,183,791, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                    $    24,038,280
   -------------------------------------------------
   Gross unrealized appreciation     $     3,431,736
   Gross unrealized depreciation            (325,799)
   -------------------------------------------------
   NET UNREALIZED APPRECIATION       $     3,105,937
   -------------------------------------------------

   The net unrealized depreciation of foreign currency at June 30, 2004 was $5.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolio and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently a rate above the federal funds rate). This obligation is 19Small-Cap Growth Portfolio as of June 30, 2004 payable on demand to the Bank. At June 30, 2004, the Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $71,869.

EATON VANCE SMALL-CAP GROWTH FUND
INVESTMENT MANAGEMENT

EATON VANCE SMALL-CAP GROWTH FUND

               OFFICERS

               Thomas E. Faust Jr.

               President

               Duke E. Laflamme

               Vice President

               Thomas H. Luster

               Vice President

               George C. Pierides

               Vice President

               James L. O'Connor

               Treasurer

               Alan R. Dynner

               Secretary

               TRUSTEES

               James B. Hawkes

               Samuel L. Hayes, III

               William H. Park

               Ronald A. Pearlman

               Norton H. Reamer

               Lynn A. Stout

SMALL-CAP GROWTH PORTFOLIO

               OFFICERS

               Duncan W. Richardson

               President

               Toni Y. Shimura

               Vice President and Portfolio

               Manager

               William J. Austin, Jr.

               Treasurer

               Alan R. Dynner

               Secretary

               TRUSTEES

               James B. Hawkes

               Samuel L. Hayes, III

               William H. Park

               Ronald A. Pearlman

               Norton H. Reamer

               Lynn A. Stout

                INVESTMENT ADVISER OF SMALL-CAP GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                ADMINISTRATOR OF EATON VANCE SMALL-CAP GROWTH FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                         EATON VANCESMALL-CAPGROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


      THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT
  OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

164-8/04                                                                  SCGSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST ON BEHALF OF (EATON VANCE SMALL-CAP GROWTH FUND)

By:    /S/ Thomas E. Faust Jr.
       -------------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ----------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------